SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS	The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%
The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%
The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%
The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT
Categories	Estimated useful life	Depreciation rate
Office equipment	10 years	10%
Photography and videography equipment	5 years	20%

Categories	Estimated useful life	Depreciation rate
Office equipment	10 years	10%
Photography and videography equipment	5 years	20%

Categories	Estimated useful life	Depreciation rate
Office equipment	10 years	10%
Photography and videography equipment	5 years	20%

Categories	Estimated useful life	Depreciation rate
Office equipment	10 years	10%
Photography and videography equipment	5 years	20%

SCHEDULE OF FOREIGN EXCHANGE RATES

	As of and for the three months ended	As of and for the three months ended	As of and for the three months ended
	March 31, 2022	March 31, 2021	December 31, 2021

Period-end RM : USD1 exchange rate	4.2040	4.1590	4.1660
Period-average RM : USD1 exchange rate	4.1929	4.1435	4.1430

	As of and for the three months ended	As of and for the three months ended	As of and for the year ended
	June 30, 2022	June 30, 2021	December 31, 2021

Period-end RM : USD1 exchange rate	4.4055	4.1545	4.1660
Period-average RM : USD1 exchange rate	4.3506	4.1287	4.1430

	As of and for the three months ended	As of and for the three months ended	As of and for the year ended
	September 30, 2022	September 30, 2021	December 31, 2021

Period-end RM : USD1 exchange rate	4.6410	4.1880	4.1660
Period-average RM : USD1 exchange rate	4.4841	4.1954	4.1430

As of and for the period ended
December 31, 2021

Period-end RM : USD1 exchange rate	4.166
Period-average RM : USD1 exchange rate	4.143